Share-Based Payments - Summary of Details of Share Based Payment Arrangement BCE 2010 (Detail) - BCE2010 [member]			12 Months Ended
	Nov. 22, 2011 EUR (€) € / shares	Jun. 24, 2011 EUR (€) € / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of BCE2010 granted			0	0	0
Not later than one year [member] | Date of Grant 12/7/2007 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		6 months
Plan expiration date		Nov. 22, 2021
Number of BCE2010 granted		6,000
Share entitlement per BCE2010(1) | € / shares		€ 15
Exercise price | €		€ 77
Not later than one year [member] | Date of Grant 12/7/2007 [member] | Board of Director [member] | Black and Scholes Method [member]
Valuation method used
Grant date share fair value | €		€ 77
Expected volatility		40.00%
Average life of BCE2010		5.5
Discount rate(2)		2.55%
Expected dividends		0.00%
Fair value per BCE2010 | € / shares		€ 31.16
Not later than one year [member] | Date of Grant 1/17/2012 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	1 year
Plan expiration date	Nov. 22, 2021
Number of BCE2010 granted	2,510
Share entitlement per BCE2010(1) | € / shares	€ 15
Exercise price | €	€ 77
Not later than one year [member] | Date of Grant 1/17/2012 [member] | Board of Director [member] | Black and Scholes Method [member]
Valuation method used
Grant date share fair value | €	€ 77
Expected volatility	40.00%
Average life of BCE2010	5.4
Discount rate(2)	2.05%
Expected dividends	0.00%
Fair value per BCE2010 | € / shares	€ 30.42
Later Than One Year and Not Later Than Two Years [member] | Date of Grant 12/7/2007 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		1 year 6 months
Plan expiration date		Nov. 22, 2021
Number of BCE2010 granted		6,000
Share entitlement per BCE2010(1) | € / shares		€ 15
Exercise price | €		€ 77
Later Than One Year and Not Later Than Two Years [member] | Date of Grant 12/7/2007 [member] | Board of Director [member] | Black and Scholes Method [member]
Valuation method used
Grant date share fair value | €		€ 77
Expected volatility		40.00%
Average life of BCE2010		6.0
Discount rate(2)		2.68%
Expected dividends		0.00%
Fair value per BCE2010 | € / shares		€ 32.71
Later Than One Year and Not Later Than Two Years [member] | Date of Grant 1/17/2012 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	2 years
Plan expiration date	Nov. 22, 2021
Number of BCE2010 granted	2,510
Share entitlement per BCE2010(1) | € / shares	€ 15
Exercise price | €	€ 77
Later Than One Year and Not Later Than Two Years [member] | Date of Grant 1/17/2012 [member] | Board of Director [member] | Black and Scholes Method [member]
Valuation method used
Grant date share fair value | €	€ 77
Expected volatility	40.00%
Average life of BCE2010	5.9
Discount rate(2)	2.42%
Expected dividends	0.00%
Fair value per BCE2010 | € / shares	€ 32.29
Later Than Two Years and Not Later Than Three Years [member] | Date of Grant 12/7/2007 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		2 years 6 months
Plan expiration date		Nov. 22, 2021
Number of BCE2010 granted		6,000
Share entitlement per BCE2010(1) | € / shares		€ 15
Exercise price | €		€ 77
Later Than Two Years and Not Later Than Three Years [member] | Date of Grant 12/7/2007 [member] | Board of Director [member] | Black and Scholes Method [member]
Valuation method used
Grant date share fair value | €		€ 77
Expected volatility		40.00%
Average life of BCE2010		6.5
Discount rate(2)		2.68%
Expected dividends		0.00%
Fair value per BCE2010 | € / shares		€ 34.03
Later Than Two Years and Not Later Than Three Years [member] | Date of Grant 1/17/2012 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	3 years
Plan expiration date	Nov. 22, 2021
Number of BCE2010 granted	2,510
Share entitlement per BCE2010(1) | € / shares	€ 15
Exercise price | €	€ 77
Later Than Two Years and Not Later Than Three Years [member] | Date of Grant 1/17/2012 [member] | Board of Director [member] | Black and Scholes Method [member]
Valuation method used
Grant date share fair value | €	€ 77
Expected volatility	40.00%
Average life of BCE2010	6.4
Discount rate(2)	2.42%
Expected dividends	0.00%
Fair value per BCE2010 | € / shares	€ 33.58
Later Than Three Years and Not Later Than Four Years [member] | Date of Grant 12/7/2007 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		3 years 6 months
Plan expiration date		Nov. 22, 2021
Number of BCE2010 granted		6,000
Share entitlement per BCE2010(1) | € / shares		€ 15
Exercise price | €		€ 77
Later Than Three Years and Not Later Than Four Years [member] | Date of Grant 12/7/2007 [member] | Board of Director [member] | Black and Scholes Method [member]
Valuation method used
Grant date share fair value | €		€ 77
Expected volatility		40.00%
Average life of BCE2010		7.0
Discount rate(2)		2.87%
Expected dividends		0.00%
Fair value per BCE2010 | € / shares		€ 35.58
Later Than Three Years and Not Later Than Four Years [member] | Date of Grant 1/17/2012 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years
Plan expiration date	Nov. 22, 2021
Number of BCE2010 granted	2,509
Share entitlement per BCE2010(1) | € / shares	€ 15
Exercise price | €	€ 77
Later Than Three Years and Not Later Than Four Years [member] | Date of Grant 1/17/2012 [member] | Board of Director [member] | Black and Scholes Method [member]
Valuation method used
Grant date share fair value | €	€ 77
Expected volatility	40.00%
Average life of BCE2010	6.9
Discount rate(2)	2.66%
Expected dividends	0.00%
Fair value per BCE2010 | € / shares	€ 35.20